Taxation (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended				64 Months Ended
	Mar. 31, 2022 subsidiary	Dec. 31, 2022	Dec. 31, 2025 CNY (¥) entity	Dec. 31, 2025 USD ($) entity	Dec. 31, 2024 CNY (¥) entity	Dec. 31, 2023 CNY (¥) entity	Dec. 31, 2023
Taxation
Income tax rate			25.00%	25.00%
Income tax expense			¥ 157,707	$ 22,552	¥ 1,270,374	¥ (1,357,362)
Net operating loss carryforwards			9,831,807
Deferred tax assets, operating carryforwards, valuation allowance			867,806
Deferred tax assets, operating carryforwards, net of valuation allowance			¥ 1,234,305
Percentage of consumption tax			3.00%	3.00%
Deferred tax assets					6,085
Income taxes paid for Mainland China			¥ 1,459,615
Income taxes paid for non-Mainland China					¥ 5,254
High and New Technology Enterprises
Taxation
VAT for software research and development and relevant services			13.00%	13.00%
VAT refund in excess			3.00%	3.00%
National encouraged key software enterprises
Taxation
Income tax rate			12.50%	12.50%	0.00%
Number of subsidiaries awarded as software enterprise. | subsidiary	1
Period of tax exemption given from the first profitable calendar year	2 years
Reduction in the standard statutory income rate			50.00%	50.00%
Period of consecutive years for which the reduction in standard income tax rate provided			3 years	3 years
Period of enterprise tax exemption provided for National Encouraged Key Software Enterprises			5 years	5 years
Income tax rate applicable after first five years			10.00%	10.00%
Cayman Islands
Taxation
Withholding income tax rate (as a percent)			0.00%	0.00%
Hong Kong
Taxation
Effect on tax rates in different tax jurisdiction			16.50%	16.50%
Mainland China
Taxation
VAT rate (as a percent)			13.00%	13.00%
VAT rate of revenue from provision of commission service			6.00%	6.00%
Withholding income tax rate (as a percent)			10.00%	10.00%
Income tax rate			25.00%	25.00%
Minimum percentage of ownership interests held by investors in Hong Kong to qualify for lower withholding tax rate (as a percent)			25.00%	25.00%
Reduced withholding tax rate (as a percent)			5.00%	5.00%
Total deduction available on qualified research and development expenses (as a percent)			150.00%	150.00%
Additional deduction on qualified research and development expenses (as a percent)		200.00%	200.00%	200.00%			175.00%
Mainland China | High and New Technology Enterprises
Taxation
Preferential enterprise income tax rate (as a percent)			15.00%	15.00%	15.00%	15.00%
Number of entities which applied the preferential enterprise income tax rate | entity			4	4	4	3
Effective term			3 years	3 years
Mainland China | High and New Technology Enterprises | Sichuan Li Xinchen Technology Co., Ltd
Taxation
Preferential enterprise income tax rate (as a percent)			15.00%	15.00%
Number of entities which applied the preferential enterprise income tax rate | entity			1	1